CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Total assets:
Cash	¥ 104,125,800	$ 14,359,604	¥ 316,974,857
Due from intercompany	2,185,733	301,427	5,501,833
Total current assets	504,413,173	69,561,759	445,617,041
Non-current assets
Total Assets	531,824,577	73,341,964	490,242,084
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	5,819,010	802,478	3,533,918
Total Current Liabilities	61,032,862	8,416,817	52,878,284
Total Liabilities	92,673,674	12,780,285	77,357,323
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	551,118,133	76,002,666	496,038,696
Accumulated deficit	(170,440,826)	(23,504,865)	(111,273,525)
Accumulated other comprehensive loss	35,127,173	4,844,259	11,307,461
Total shareholders' equity	449,206,962	61,948,472	420,631,729
Total Liabilities and Equity	531,824,577	73,341,964	490,242,084
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	24,912,822	3,435,635	18,001,670
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	4,340,731	598,614	2,408,498
RECON TECHNOLOGY LTD
Total assets:
Cash	236,146,589	32,566,104	296,838,959	$ 40,935,964	¥ 325,116,815	¥ 22,238,980
Due from intercompany	291,525,426	40,203,195	205,224,961
Other current assets	80,036,017	11,037,471	20,364,424
Total current assets	607,708,032	83,806,770	522,428,344
Non-current assets
Investment in subsidiaries and VIEs	(122,920,490)	(16,951,511)	(77,566,835)
Total Assets	484,787,542	66,855,259	444,861,509
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	3,964,912	546,786	7,552,452
Total Current Liabilities	3,964,912	546,786	7,552,452
Warrant liability	31,615,668	4,360,000	16,677,328
Total Liabilities	35,580,580	4,906,786	24,229,780
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	551,118,133	76,002,666	496,038,696
Accumulated deficit	(166,291,897)	(22,932,701)	(107,124,596)
Accumulated other comprehensive loss	35,127,173	4,844,259	11,307,461
Total shareholders' equity	449,206,962	61,948,473	420,631,729
Total Liabilities and Equity	484,787,542	66,855,259	444,861,509
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	24,912,822	3,435,635	18,001,670
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	¥ 4,340,731	$ 598,614	¥ 2,408,498